Schedule of details of associates (Details)		6 Months Ended		12 Months Ended
	Feb. 06, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation				Malaysia
Effective equity interest				30.00%	30.00%
Principal activities				Manufacture of medicaments
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia
Effective equity interest		30.00%	30.00%
Principal activities		Manufacture of medicaments
Alps Globemedics Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation				Malaysia
Effective equity interest				29.00%	29.00%
Principal activities				Marketing of health and beauty product and services
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia
Effective equity interest		29.00%	29.00%
Principal activities		Marketing of health and beauty product and services
Cilo Cybin Holdings Limited [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation				South Africa
Effective equity interest	40.50%			40.50%
Principal activities				Investment in biotech, biohacking and pharmaceutical businesses
Cilo Cybin Holdings Limited [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation		South Africa
Effective equity interest	40.50%	40.50%
Principal activities		Investment in biotech, biohacking and pharmaceutical businesses